Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity
Stockholders' Equity

18. Stockholders’ Equity

In the year ended December 31, 2025, the Company declared and paid a dividend of $0.85 per share of common stock in each of March, June, August and $0.90 per share in December amounting to $63.6 million.

In the year ended December 31, 2024, the Company declared and paid a dividend of $0.80 per share of common stock in each of March, June, August and $0.85 per share in November amounting to $62.8 million. In the year ended December 31, 2023, the Company declared and paid a dividend of $0.75 per share of common stock in each of February, May and August and $0.80 per share of common stock in November amounting to $60.7 million. The Company issued 205, 23 and 34 shares of common stock at par value of $0.01 pursuant to its dividends reinvestment plan in the years ended December 31, 2025 and 2024, 2023, respectively, at an average price of $87.83, $80.62 and $60.63 per share, respectively.

In June 2022, the Company announced a share repurchase program of up to $100.0 million of its common stock. A $100.0 million increase to the existing share repurchase program, for a total aggregate amount of $200.0 million, was approved by the Company’s Board of Directors on November 10, 2023 and on April 14, 2025, following Board approval, the Company announced the upsizing of its common stock repurchase program by an additional $100.0 million to a total of $300.0 million. The Company repurchased 927,527 shares of its common stock in the open market for $76.1 million in the year ended December 31, 2025; 661,103 shares for $53.9 million in the year ended December 31, 2024; 1,131,040 shares for $70.6 million in the year ended December 31, 2023 and 466,955 shares for $28.6 million in the year ended December 31, 2022.

Refer to Note 17 “Stock Based Compensation” for information on the Company’s compensation plans.

As of December 31, 2025, 25,790,190 shares were issued and 18,264,294 shares were outstanding; and 25,585,985 shares were issued and 18,987,616 shares were outstanding as of December 31, 2024. As of December 31, 2025 and December 31, 2024, 7,525,896 and 6,598,369 shares were held as Treasury shares, respectively. Under the Articles of Incorporation as amended on September 18, 2009, the Company’s authorized capital stock consists of 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01.